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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Bradford LLC
Address:    809 Huron Ct
            Gibsonia, PA  15044

Form 13F File Number:  28-06081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:       Tim Rice
Title:      Managing Director
Phone:      (724) 625-0334

Signature, Place, and Date of Signing:

/s/ Tim Rice,     Gibsonia, PA,     February 7, 2003
------------

Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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
Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             26

Form 13F Information Table Value Total:    $11,461,000

List of Other Included Managers:                  None
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FORM 13F INFORMATION TABLE

                                                                      SHARES
                                     TITLE                  VALUE      OR PRN         PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      OF CLASS   CUSIP      X ($1000)   AMOUNT  SH/PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
Altera Corp                          COM       21441100       422     34,200     SH                       SOLE    N/A   34,200

Apple Computer Inc                   COM       37833100       535     37,300     SH                       SOLE    N/A   37,300

Brocade Communications Systems Inc   COM       11162110       271     65,400     SH                       SOLE    N/A   65,400

Cisco Systems Inc                    COM      17275R102       657     50,150     SH                       SOLE    N/A   50,150

Conexant Systems                     COM      207142100       142     88,400     SH                       SOLE    N/A   88,400

Dell Computer Corporation            COM      247025109       457     17,100     SH                       SOLE    N/A   17,100

EBAY Inc                             COM      278642103       431      6,350     SH                       SOLE    N/A    6,350

Electronic Arts                      COM      285512109       356      7,150     SH                       SOLE    N/A    7,150

Flextronics International            COM      Y2573F102       582     71,000     SH                       SOLE    N/A   71,000

Gentex Corp                          COM      371901109       443     14,000     SH                       SOLE    N/A   14,000

Intel Corp                           COM      458140100       425     27,300     SH                       SOLE    N/A   27,300

Intuit Inc                           COM      461202103       502     10,700     SH                       SOLE    N/A   10,700

KEMET Corp                           COM      488360108       492     56,250     SH                       SOLE    N/A   56,250

Linear Technology Corp               COM      535678106       441     17,150     SH                       SOLE    N/A   17,150

Maxim Intergrated Products Inc       COM      57772K101       544     16,450     SH                       SOLE    N/A   16,450

MCG Capital Corp                     COM      58047P107       215     20,000     SH                       SOLE    N/A   20,000

Microsoft Corp                       COM      594918104       450      8,700     SH                       SOLE    N/A     8700

Motorola Inc                         COM      620076109       389     45,000     SH                       SOLE    N/A    45000

Novellus Systems Inc                 COM      670008101       395     14,050     SH                       SOLE    N/A    14050

QUALCOMM Inc                         COM      747525103       695     19,100     SH                       SOLE    N/A    19100

RF Micro Devices Inc                 COM      749941100       366     49,900     SH                       SOLE    N/A    49900

Solectron Corporation                COM      834182107       410    115,450     SH                       SOLE    N/A   115450

Sun Microsystems Inc                 COM      866810104       560    180,100     SH                       SOLE    N/A   180100

Symantec Corp                        COM      871503108       411     10,150     SH                       SOLE    N/A    10150

Veritas Software Corp                COM      923436109       455     29,100     SH                       SOLE    N/A    29100

Xilinx Inc                           COM      983919101       415     20,150     SH                       SOLE    N/A   20,150